Commitments and contingencies (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions [Abstract]
Rights of use lease assets	$ 759,314	$ 1,005,649	$ 294,188
Lease liabilities, current	139,137	101,134	93,077
Lease liabilities, noncurrent	709,248	934,610	$ 170,966
Total operating lease liabilities	$ 848,385	$ 1,035,744
Weighted average remaining lease term (years)	5 years 5 months 12 days	7 years 5 months 12 days
Weighted average discount rate	4.90%	4.75%